Column Mid Cap Select Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

COMMON STOCKS - 93.1%	Shares	Value
Aerospace & Defense - 5.4%
BWX Technologies, Inc.	39,830	$3,669,538
Curtiss-Wright Corp.	23,212	6,564,818
General Dynamics Corp.	41,250	12,365,512
HEICO Corp. - Class A	131,553	23,108,600
Hexcel Corp.	136,509	9,401,375
Howmet Aerospace, Inc.	112,990	9,564,603
L3Harris Technologies, Inc.	19,256	4,329,326
Spirit AeroSystems Holdings, Inc. - Class A(a)	228,082	6,915,446
Textron, Inc.	94,424	8,272,487
Woodward, Inc.	74,137	13,826,551
		98,018,256

Air Freight & Logistics - 0.3%
Expeditors International of Washington, Inc.	41,298	4,992,928

Automobile Components - 0.4%
Gentex Corp.	127,339	4,456,865
Lear Corp.	19,813	2,483,560
		6,940,425

Automobiles - 0.2%
Harley-Davidson, Inc.	79,981	2,869,718

Banks - 2.0%
East West Bancorp, Inc.	32,349	2,399,972
Fifth Third Bancorp	218,521	8,177,056
First Financial Bankshares, Inc.	357,219	10,709,426
Huntington Bancshares, Inc./OH	506,952	7,056,772
KeyCorp	615,496	8,844,677
		37,187,903

Beverages - 0.5%
Coca-Cola Europacific Partners PLC	51,024	3,760,979
Constellation Brands, Inc. - Class A	21,242	5,315,386
		9,076,365

Broadline Retail - 0.1%
eBay, Inc.	49,846	2,702,650

Building Products - 4.1%
Advanced Drainage Systems, Inc.	24,659	4,278,090
Allegion PLC	156,774	19,098,209
Builders FirstSource, Inc.(a)	13,863	2,229,032
Lennox International, Inc.	46,657	23,449,808
Masco Corp.	321,134	22,453,689
Resideo Technologies, Inc.(a)	110,767	2,392,567
		73,901,395

Capital Markets - 7.6%
Ameriprise Financial, Inc.	28,347	12,376,584
Ares Management Corp. - Class A	28,220	3,955,597
Carlyle Group, Inc.	84,723	3,639,700
Evercore, Inc. - Class A	24,931	5,059,497
FactSet Research Systems, Inc.	22,583	9,129,404
Houlihan Lokey, Inc.	278,712	37,723,669
Intercontinental Exchange, Inc.	102,771	13,761,037
LPL Financial Holdings, Inc.	88,607	25,360,209
Raymond James Financial, Inc.	113,828	13,972,387
Stifel Financial Corp.	153,944	12,461,767
		137,439,851

Chemicals - 2.6%
Albemarle Corp.	46,920	5,751,923
CF Industries Holdings, Inc.	59,352	4,732,135
Corteva, Inc.	57,790	3,232,773
DuPont de Nemours, Inc.	38,621	3,173,101
Eastman Chemical Co.	102,346	10,370,720
Mosaic Co/The	76,134	2,354,825
Olin Corp.	70,270	3,777,715
PPG Industries, Inc.	32,890	4,322,075
Scotts Miracle-Gro Co.	139,344	9,710,883
		47,426,150

Commercial Services & Supplies - 1.8%
RB Global, Inc.	66,604	4,840,779
Republic Services, Inc.	112,978	20,922,396
Stericycle, Inc.(a)	125,310	6,458,477
		32,221,652

Communications Equipment - 0.4%
Lumentum Holdings, Inc.(a)	146,148	6,357,438

Consumer Finance - 0.8%
Ally Financial, Inc.	99,159	3,864,226
Discover Financial Services	18,455	2,263,690
SLM Corp.	139,269	2,988,713
Synchrony Financial	103,278	4,523,577
		13,640,206

Consumer Staples Distribution & Retail - 0.7%
Sysco Corp.	118,789	8,650,215
US Foods Holding Corp.(a)	82,218	4,343,577
		12,993,792

Containers & Packaging - 1.7%
Avery Dennison Corp.	19,719	4,487,847
Ball Corp.	78,678	5,462,614
Packaging Corp. of America	76,510	14,038,820
Sealed Air Corp.	199,873	7,769,063
		31,758,344

Distributors - 1.2%
LKQ Corp.	23,194	998,038
Pool Corp.	58,592	21,301,121
		22,299,159

Diversified Consumer Services - 0.4%
Frontdoor, Inc.(a)	91,858	3,249,017
H&R Block, Inc.	63,348	3,144,595
		6,393,612

Electric Utilities - 0.8%
American Electric Power Co., Inc.	40,278	3,635,089
Entergy Corp.	43,739	4,920,200
FirstEnergy Corp.	70,146	2,824,078
OGE Energy Corp.	91,826	3,333,284
		14,712,651

Electrical Equipment - 3.4%
AMETEK, Inc.	252,706	42,853,884
Atkore, Inc.	15,449	2,350,565
Generac Holdings, Inc.(a)	18,039	2,655,521
nVent Electric PLC	55,536	4,519,520
Sensata Technologies Holding PLC	236,445	9,769,907
		62,149,397

Electronic Equipment, Instruments & Components - 3.8%
Arrow Electronics, Inc.(a)	100,175	13,153,979
CDW Corp./DE	10,582	2,366,347
Flex Ltd.(a)	197,343	6,537,974
Keysight Technologies, Inc.(a)	104,448	14,463,959
TE Connectivity Ltd.	29,530	4,420,641
Teledyne Technologies, Inc.(a)	53,651	21,296,764
Zebra Technologies Corp. - Class A(a)	23,517	7,345,300
		69,584,964

Energy Equipment & Services - 1.5%
ChampionX Corp.	214,332	6,991,510
Halliburton Co.	165,347	6,068,235
Helmerich & Payne, Inc.	168,545	6,414,823
Tidewater, Inc.(a)	28,007	2,893,963
Weatherford International PLC(a)	41,171	4,954,518
		27,323,049

Entertainment - 0.2%
Take-Two Interactive Software, Inc.(a)	20,417	3,274,070

Financial Services - 0.9%
Fidelity National Information Services, Inc.	36,541	2,772,731
Global Payments, Inc.	79,524	8,099,519
Rocket Cos., Inc. - Class A(a)	181,595	2,524,171
Voya Financial, Inc.	45,264	3,431,916
		16,828,337

Food Products - 1.0%
Lamb Weston Holdings, Inc.	214,068	18,900,064

Ground Transportation - 1.8%
CSX Corp.	325,609	10,989,304
Landstar System, Inc.	22,678	4,128,076
Norfolk Southern Corp.	28,902	6,497,170
Old Dominion Freight Line, Inc.	62,902	11,023,575
		32,638,125

Health Care Equipment & Supplies - 2.4%
Align Technology, Inc.(a)	36,845	9,476,902
Cooper Cos., Inc.	252,311	23,795,450
DENTSPLY SIRONA, Inc.	224,255	6,281,383
Zimmer Biomet Holdings, Inc.	39,060	4,497,759
		44,051,494

Health Care Providers & Services - 2.1%
Cencora, Inc.	89,498	20,277,562
Centene Corp.(a)	34,257	2,452,458
Labcorp Holdings, Inc.	46,778	9,117,500
Molina Healthcare, Inc.(a)	19,365	6,091,842
		37,939,362

Hotels, Restaurants & Leisure - 2.6%
Boyd Gaming Corp.	33,299	1,775,503
Churchill Downs, Inc.	22,294	2,887,073
Darden Restaurants, Inc.	103,128	15,509,420
Domino's Pizza, Inc.	37,784	19,216,187
Expedia Group, Inc.(a)	18,730	2,113,868
Marriott International, Inc./MD - Class A	10,809	2,498,716
Wyndham Hotels & Resorts, Inc.	55,623	3,935,883
		47,936,650

Household Durables - 1.5%
DR Horton, Inc.	101,070	14,938,146
Garmin Ltd.	27,396	4,488,835
NVR, Inc.(a)	541	4,155,275
Tempur Sealy International, Inc.	81,032	4,161,803
		27,744,059

Insurance - 5.2%
Aon PLC - Class A	9,499	2,675,298
Arthur J Gallagher & Co.	8,329	2,109,986
Brown & Brown, Inc.	189,994	17,006,363
Everest Group Ltd.	10,692	4,179,824
First American Financial Corp.	59,533	3,308,844
Markel Group, Inc.(a)	3,014	4,947,752
Progressive Corp.	77,114	16,284,935
Reinsurance Group of America, Inc.	78,673	16,505,595
RenaissanceRe Holdings Ltd.	51,314	11,692,408
Travelers Cos., Inc.	18,745	4,043,297
W R Berkley Corp.	154,773	12,541,256
		95,295,558

Interactive Media & Services - 0.1%
TripAdvisor, Inc.(a)	71,354	1,309,346

IT Services - 0.9%
Akamai Technologies, Inc.(a)	125,452	11,571,692
ASGN, Inc.(a)	19,570	1,837,819
Cognizant Technology Solutions Corp. - Class A	54,219	3,586,587
		16,996,098

Life Sciences Tools & Services - 4.5%
Agilent Technologies, Inc.	86,186	11,239,516
Avantor, Inc.(a)	170,403	4,103,304
Azenta, Inc.(a)	355,559	17,959,285
Bio-Rad Laboratories, Inc. - Class A(a)	31,327	8,986,463
ICON PLC(a)	25,214	8,190,012
QIAGEN NV	215,324	9,314,916
West Pharmaceutical Services, Inc.	65,170	21,597,990
		81,391,486

Machinery - 6.5%
Cummins, Inc.	35,863	10,103,683
Dover Corp.	109,007	20,037,667
Fortive Corp.	52,460	3,905,122
ITT, Inc.	16,650	2,212,452
Nordson Corp.	76,189	17,883,082
Otis Worldwide Corp.	38,502	3,819,398
Parker-Hannifin Corp.	18,698	9,938,361
Pentair PLC	205,138	16,694,131
Snap-on, Inc.	40,825	11,139,510
Westinghouse Air Brake Technologies Corp.	128,019	21,664,655
		117,398,061

Metals & Mining - 0.6%
Commercial Metals Co.	65,899	3,711,432
Freeport-McMoRan, Inc.	107,589	5,673,168
Teck Resources Ltd. - Class B	34,523	1,796,922
		11,181,522

Multi-Utilities - 1.2%
CenterPoint Energy, Inc.	246,435	7,518,732
DTE Energy Co.	44,344	5,167,406
WEC Energy Group, Inc.	120,632	9,774,811
		22,460,949

Oil, Gas & Consumable Fuels - 2.1%
Chord Energy Corp.	17,969	3,331,632
Coterra Energy, Inc.	390,957	11,150,094
Diamondback Energy, Inc.	20,849	4,154,372
EQT Corp.	95,689	3,931,861
Murphy Oil Corp.	140,194	5,998,901
Phillips 66	40,779	5,795,104
Range Resources Corp.	122,251	4,512,284
		38,874,248

Passenger Airlines - 0.2%
Alaska Air Group, Inc.(a)	76,489	3,214,068

Professional Services - 5.3%
Broadridge Financial Solutions, Inc.	122,956	24,685,876
Equifax, Inc.	105,685	24,454,452
Exponent, Inc.	176,579	16,796,195
Jacobs Solutions, Inc.	22,364	3,116,200
Leidos Holdings, Inc.	23,087	3,394,943
Robert Half, Inc.	56,070	3,601,376
Science Applications International Corp.	36,469	4,910,551
Verisk Analytics, Inc.	61,706	15,598,043
		96,557,636

Real Estate Management & Development - 0.8%
CBRE Group, Inc. - Class A(a)	168,829	14,868,770

Semiconductors & Semiconductor Equipment - 4.0%
Applied Materials, Inc.	58,544	12,591,644
Entegris, Inc.	134,949	17,050,806
InterDigital, Inc.	18,754	2,135,518
Microchip Technology, Inc.	36,775	3,575,633
Monolithic Power Systems, Inc.	26,769	19,692,079
NXP Semiconductors NV	9,568	2,603,453
Skyworks Solutions, Inc.	107,874	9,995,605
Teradyne, Inc.	40,724	5,739,641
		73,384,379

Software - 4.0%
ANSYS, Inc.(a)	39,691	12,599,908
Aspen Technology, Inc.(a)	91,470	19,268,156
Bentley Systems, Inc. - Class B	387,527	19,469,356
Check Point Software Technologies Ltd.(a)	45,411	6,834,356
Gen Digital, Inc.	104,111	2,585,076
Synopsys, Inc.(a)	19,703	11,049,442
		71,806,294

Specialty Retail - 3.1%
AutoZone, Inc.(a)	3,360	9,306,998
Ross Stores, Inc.	203,027	28,375,054
TJX Cos., Inc.	97,243	10,025,753
Ulta Beauty, Inc.(a)	21,263	8,400,799
		56,108,604

Technology Hardware, Storage & Peripherals - 0.5%
Dell Technologies, Inc. - Class C	40,607	5,667,113
NetApp, Inc.	23,690	2,852,987
		8,520,100

Textiles, Apparel & Luxury Goods - 0.2%
Ralph Lauren Corp.	17,575	3,284,416

Trading Companies & Distributors - 1.7%
Air Lease Corp.	258,134	12,297,504
Beacon Roofing Supply, Inc.(a)	31,893	3,095,535
Ferguson PLC	25,912	5,331,135
GATX Corp.	68,892	9,504,340
		30,228,514
TOTAL COMMON STOCKS (Cost $1,614,296,669)		1,692,182,115

REAL ESTATE INVESTMENT TRUSTS - 4.0%	Shares	Value
American Homes 4 Rent - Class A	56,245	2,027,070
Americold Realty Trust, Inc.	328,019	8,748,267
Boston Properties, Inc.	148,558	9,013,014
EastGroup Properties, Inc.	18,589	3,070,531
Equity LifeStyle Properties, Inc.	64,251	4,033,035
Equity Residential	52,507	3,414,530
Essex Property Trust, Inc.	13,612	3,536,262
Extra Space Storage, Inc.	21,195	3,068,400
Invitation Homes, Inc.	62,312	2,167,835
Lamar Advertising Co. - Class A	49,791	5,880,815
Regency Centers Corp.	80,506	4,943,068
Rexford Industrial Realty, Inc.	55,984	2,539,434
SBA Communications Corp.	40,541	7,973,604
Simon Property Group, Inc.	44,829	6,783,076
VICI Properties, Inc.	166,673	4,785,182
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $75,093,978)		71,984,123

SHORT-TERM INVESTMENTS - 3.3%
Money Market Funds - 3.3%	Shares
First American Government Obligations Fund - Class X, 5.24%(b)	59,441,699	59,441,699
TOTAL SHORT-TERM INVESTMENTS (Cost $59,441,699)		59,441,699

TOTAL INVESTMENTS - 100.4% (Cost $1,748,832,346)		$1,823,607,937
Liabilities in Excess of Other Assets - (0.4)%		(6,461,300)
TOTAL NET ASSETS - 100.0%		$1,817,146,637

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of May 31, 2024.

Notes to Schedule of Investments
May 31, 2024 (Unaudited)

Investment Valuation

Each equity security owned by a Fund, including depositary receipts, that is listed on a national securities exchange, except for portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) is valued at its last sale price or official closing price on that exchange on the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Funds will use the price on the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

 Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the most recent quoted bid at the close of the exchange on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (a “Pricing Service”).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at prices supplied by an approved Pricing Service. Where the price of a long-term debt security is not available from a Pricing Service, the most recent quotation from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the bid price. When a Fund buys a when-issued, new issue or delayed delivery debt security and the security is not yet being traded or 97 Column Funds Notes to Financial Statements February 29, 2024 (Unaudited) priced by a Pricing Service, the security will be valued at cost. Thereafter, the security will be valued at its market value or its fair value if the security has not commenced trading or is not priced by a Pricing Service for longer than five days. Any discount or premium is accreted or amortized using the constant yield method until maturity.

Forward currency contracts are valued at the mean between the bid and asked prices. Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. All ETFs are valued at the last reported sale price on the exchange on which the security is principally traded.

 Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time a Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time. Occasionally, events which affect the values of such securities may occur between the times at which the values are determined and the close of the New York Stock Exchange and will therefore not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value in good faith as determined by the Adviser in accordance with its fair valuation procedures. If on any business day a change in the value of the equity markets exceeds a certain threshold as determined by reference to a broad-based index, then each foreign equity security held by a Fund (other than those traded in countries outside of Canada, Mexico, Central and South America) will be valued at its fair value by using a value determined by an independent pricing agent rather than using the last closing price of such foreign security on its principal overseas market. A value determined by an independent pricing agent will also be used to fair value foreign securities held by a Fund on any day when a foreign market is closed due to a local holiday or other scheduled closure, but the New York Stock Exchange is open.

 If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Trust’s Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures.

FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s investments carried at fair value as of May 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	1,692,182,115	–	–	1,692,182,115
Real Estate Investment Trusts	71,984,123	–	–	71,984,123
Money Market Funds	59,441,699	–	–	59,441,699
Total Investments	1,823,607,937	–	–	1,823,607,937

Refer to the Schedule of Investments for additional information.